Summary of Significant Accounting Policies - Prescription Sales Covered by Third Party Payors (Details)	12 Months Ended
Mar. 04, 2017
Allowance for Uncollectible Receivables
Percentage of prescription sales made to customers who are covered by third-party payors	99.70%